Segments - Summary of Group Segment Disclosures (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Segment Reporting Information [Line Items]
Gross premiums written	$ 741.9	$ 592.6	$ 3,449.4	$ 2,795.1
Net premiums written	467.9	312.6	1,915.9	1,587.4
Net premiums earned	634.5	509.7	1,623.6	1,324.8
Losses and loss adjustment expenses	(237.8)	(191.7)	(642.8)	(509.6)
Policy acquisition expenses	(294.0)	(221.4)	(724.2)	(525.3)
General and administrative expenses	(22.7)	(21.8)	(70.7)	(57.0)
Underwriting income	80.0	74.8	185.9	232.9
Net investment (loss) income	52.1	33.1	139.1	80.8
Net realized and unrealized investment losses	(0.5)	(5.3)	(16.5)	(2.4)
Other income (loss)	0.0	0.0	0.0	0.2
Net gain on distribution of The Fidelis Partnership	0.0	0.0	0.0	1,639.1
Corporate and other expenses	0.0	(0.4)	(1.6)	(3.4)
Net foreign exchange (gains)/losses	(4.8)	2.4	(4.9)	0.8
Financing costs	(8.9)	(9.0)	(26.1)	(26.6)
Income before income taxes	117.9	95.6	275.9	1,921.4
Income tax expense	(17.3)	(7.9)	(40.4)	(17.2)
Net income	100.6	87.7	235.5	1,904.2
Losses and loss adjustment expenses incurred - current year	(247.9)	(235.0)	(788.5)	(557.4)
Losses and loss adjustment expenses incurred - prior accident years	10.1	43.3	145.7	47.8
Losses and loss adjustment expenses incurred - total	$ (237.8)	$ (191.7)	$ (642.8)	$ (509.6)
Underwriting Ratios
Loss ratio - current year	39.10%	46.10%	48.60%	42.10%
Loss ratio - prior accident years	(1.60%)	(8.50%)	(9.00%)	(3.60%)
Loss ratio - total	37.50%	37.60%	39.60%	38.50%
Policy acquisition expense ratio	31.00%	29.60%	29.30%	28.50%
Underwriting ratio	68.50%	67.20%	68.90%	67.00%
The Fidelis Partnership commissions ratio	15.30%	13.90%	15.30%	11.10%
General and administrative expense ratio	3.60%	4.30%	4.40%	4.30%
Combined ratio	87.40%	85.40%	88.60%	82.40%
Other
Segment Reporting Information [Line Items]
Gross premiums written	$ 0.0	$ 0.0	$ 0.0	$ 0.0
Net premiums written	0.0	0.0	0.0	0.0
Net premiums earned	0.0	0.0	0.0	0.0
Losses and loss adjustment expenses	0.0	0.0	0.0	0.0
Policy acquisition expenses	(97.3)	(70.6)	(249.0)	(147.4)
General and administrative expenses	(22.7)	(21.8)	(70.7)	(57.0)
Underwriting income	(120.0)	(92.4)	(319.7)	(204.4)
Losses and loss adjustment expenses incurred - total	0.0	0.0	0.0	0.0
Specialty
Segment Reporting Information [Line Items]
Losses and loss adjustment expenses incurred - prior accident years			34.5	(32.7)
Specialty | Operating Segments
Segment Reporting Information [Line Items]
Gross premiums written	398.4	326.9	2,188.9	1,818.3
Net premiums written	285.2	203.6	1,337.5	1,158.4
Net premiums earned	372.0	294.6	1,073.4	868.0
Losses and loss adjustment expenses	(182.3)	(138.3)	(545.9)	(416.4)
Policy acquisition expenses	(122.4)	(83.4)	(313.4)	(227.2)
General and administrative expenses	0.0	0.0	0.0	0.0
Underwriting income	67.3	72.9	214.1	224.4
Losses and loss adjustment expenses incurred - current year	(168.3)	(141.0)	(580.4)	(383.7)
Losses and loss adjustment expenses incurred - prior accident years	(14.0)	2.7	34.5	(32.7)
Losses and loss adjustment expenses incurred - total	$ (182.3)	$ (138.3)	$ (545.9)	$ (416.4)
Underwriting Ratios
Loss ratio - current year	45.20%	47.80%	54.10%	44.20%
Loss ratio - prior accident years	3.80%	(0.90%)	(3.20%)	3.80%
Loss ratio - total	49.00%	46.90%	50.90%	48.00%
Policy acquisition expense ratio	32.90%	28.30%	29.20%	26.20%
Underwriting ratio	81.90%	75.20%	80.10%	74.20%
Bespoke
Segment Reporting Information [Line Items]
Losses and loss adjustment expenses incurred - prior accident years			$ 62.2	$ (28.6)
Bespoke | Operating Segments
Segment Reporting Information [Line Items]
Gross premiums written	$ 185.8	$ 161.7	429.9	367.2
Net premiums written	109.1	78.1	189.8	189.9
Net premiums earned	105.0	98.8	287.9	280.4
Losses and loss adjustment expenses	(19.4)	(43.2)	(75.7)	(72.5)
Policy acquisition expenses	(37.4)	(34.9)	(101.1)	(105.1)
General and administrative expenses	0.0	0.0	0.0	0.0
Underwriting income	48.2	20.7	111.1	102.8
Losses and loss adjustment expenses incurred - current year	(30.5)	(55.5)	(137.9)	(101.1)
Losses and loss adjustment expenses incurred - prior accident years	11.1	12.3	62.2	28.6
Losses and loss adjustment expenses incurred - total	$ (19.4)	$ (43.2)	$ (75.7)	$ (72.5)
Underwriting Ratios
Loss ratio - current year	29.10%	56.10%	47.90%	36.10%
Loss ratio - prior accident years	(10.60%)	(12.40%)	(21.60%)	(10.20%)
Loss ratio - total	18.50%	43.70%	26.30%	25.90%
Policy acquisition expense ratio	35.60%	35.30%	35.10%	37.50%
Underwriting ratio	54.10%	79.00%	61.40%	63.40%
Reinsurance
Segment Reporting Information [Line Items]
Losses and loss adjustment expenses incurred - prior accident years			$ 49.0	$ (51.9)
Reinsurance | Operating Segments
Segment Reporting Information [Line Items]
Gross premiums written	$ 157.7	$ 104.0	830.6	609.6
Net premiums written	73.6	30.9	388.6	239.1
Net premiums earned	157.5	116.3	262.3	176.4
Losses and loss adjustment expenses	(36.1)	(10.2)	(21.2)	(20.7)
Policy acquisition expenses	(36.9)	(32.5)	(60.7)	(45.6)
General and administrative expenses	0.0	0.0	0.0	0.0
Underwriting income	84.5	73.6	180.4	110.1
Losses and loss adjustment expenses incurred - current year	(49.1)	(38.5)	(70.2)	(72.6)
Losses and loss adjustment expenses incurred - prior accident years	13.0	28.3	49.0	51.9
Losses and loss adjustment expenses incurred - total	$ (36.1)	$ (10.2)	$ (21.2)	$ (20.7)
Underwriting Ratios
Loss ratio - current year	31.20%	33.10%	26.80%	41.10%
Loss ratio - prior accident years	(8.30%)	(24.30%)	(18.70%)	(29.40%)
Loss ratio - total	22.90%	8.80%	8.10%	11.70%
Policy acquisition expense ratio	23.40%	27.90%	23.10%	25.90%
Underwriting ratio	46.30%	36.70%	31.20%	37.60%